SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Amounts included in the beginning of year contract liability balance	$ 3,576	$ 2,407